Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans
	December 31, 2025	December 31, 2024
Short-term loans from financial institutions other than banks	$2,901,080	$—
Short-term loans from banks	6,358,092	7,972,764
	$9,259,172	$7,972,764